Debt and lines of credit - Schedule of long-term debt outstanding (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	May 31, 2013 Notes payable	Aug. 31, 2012 Notes payable	Dec. 31, 2013 Notes payable Floating-rate notes due 2013 (swapped to a 0.922% fixed rate)	Dec. 31, 2012 Notes payable Floating-rate notes due 2013 (swapped to a 0.922% fixed rate)	Dec. 31, 2013 Notes payable Notes due 2013 at 0.875%	Dec. 31, 2012 Notes payable Notes due 2013 at 0.875%	Dec. 31, 2013 Notes payable Notes due 2014 at 1.375%	Dec. 31, 2012 Notes payable Notes due 2014 at 1.375%	Dec. 31, 2013 Notes payable Notes due 2015 at 0.45%	Dec. 31, 2012 Notes payable Notes due 2015 at 0.45%	Aug. 31, 2012 Notes payable Notes due 2015 at 0.45%	Dec. 31, 2013 Notes payable Notes due 2016 at 2.375%	Dec. 31, 2012 Notes payable Notes due 2016 at 2.375%	Dec. 31, 2013 Notes payable Notes due 2018 at 1%	May 31, 2013 Notes payable Notes due 2018 at 1%	Dec. 31, 2012 Notes payable Notes due 2018 at 1%	Dec. 31, 2013 Notes payable Notes due 2019 at 1.65%	Dec. 31, 2012 Notes payable Notes due 2019 at 1.65%	Aug. 31, 2012 Notes payable Notes due 2019 at 1.65%	Dec. 31, 2013 Notes payable Notes due 2023 at 2.25%	May 31, 2013 Notes payable Notes due 2023 at 2.25%	Dec. 31, 2012 Notes payable Notes due 2023 at 2.25%	Dec. 31, 2013 National Semiconductor Notes payable Notes due 2015 at 3.95% (assumed with National acquisition)	Dec. 31, 2012 National Semiconductor Notes payable Notes due 2015 at 3.95% (assumed with National acquisition)	Dec. 31, 2013 National Semiconductor Notes payable Notes due 2017 at 6.60% (assumed with National acquisition)	Dec. 31, 2012 National Semiconductor Notes payable Notes due 2017 at 6.60% (assumed with National acquisition)
Debt Instrument [Line Items]
Long-term debt, gross	$ 5,125	$ 5,625	$ 1,000	$ 1,500	$ 0	$ 1,000	$ 0	$ 500	$ 1,000	$ 1,000	$ 750	$ 750	$ 750	$ 1,000	$ 1,000	$ 500	$ 500	$ 0	$ 750	$ 750	$ 750	$ 500	$ 500	$ 0	$ 250	$ 250	$ 375	$ 375
Net unamortized premium	33	61
Current portion of long-term debt	(1,000)	(1,500)
Long-term debt	$ 4,158	$ 4,186
Long-term debt stated interest rate ( in percents)							0.875%		1.375%		0.45%			2.375%		1.00%			1.65%			2.25%			3.95%		6.60%
Long-term debt effective rate (in percents)					0.922%